Changes in significant accounting policies - Adoption of IFRS 16 (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Changes in significant accounting policies
Right-of-use assets	₽ 215,120	₽ 279,249		₽ 345,051
Lease liabilities	₽ (241,997)	₽ (290,618)		₽ (343,455)
IFRS 16 - Leases
Changes in significant accounting policies
Lease liabilities			₽ (343,455)
IFRS 16 - Leases | Adjustment
Changes in significant accounting policies
Right-of-use assets			345,051
Lease liabilities			(343,455)
Prepaid expenses and other current assets			₽ (1,596)